Contents of Significant Accounts - Summary of Assumptions Used for Compensation Cost for Cash-settled Share-based Payment Measured at Fair Value on Grant Date by using Black-Scholes Option Pricing Model (Detail) - Stock appreciation right plan for employees [member]
Sep. 30, 2020 Year $ / shares
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Share price of measurement date (NT$/ per share) | $ / shares	$ 47.15
Expected dividend yield	4.73%
Bottom of range [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Expected volatility	33.71%
Expected life	1.67
Risk-free interest rate	0.14%
Top of range [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Expected volatility	37.64%
Expected life	3.67
Risk-free interest rate	0.19%